Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	$ 38	$ 43
Expenses in respect of variable lease payments	24	23
Total cash outflow for leases	$ 222	$ 212